ADVISORS DISCIPLINED TRUST 554

                          SUPPLEMENT TO THE PROSPECTUS

     Notwithstanding anything to the contrary in the prospectus, the "Estimated Long-Term Return" set forth under "Investment Summary--Essential Information" in the prospectus is 2.57%.


     Supplement Dated:  July 16, 2010

























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